MORGAN STANLEY EUROPEAN EQUITY FUND INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

August 6, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley European Equity Fund Inc.

File Nos. 033-33530; 811-06044

Ladies and Gentlemen:

On behalf of Morgan Stanley European Equity Fund Inc. (the “Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated February 28, 2019. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated July 31, 2019 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai